Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Such Investment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Subsidiaries [Roll Forward]
Profit Sharing in income (loss) for the Year	$ 5,906,299	$ (2,769,871)	$ (1,579,260)
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Disclosure Of Subsidiaries [Roll Forward]
Investments in associates	4,185,565	2,070,758
Contributions	4,849,575	4,710,524
Purchase of shares	231,588	169,496
Profit Sharing in income (loss) for the Year	(3,924,113)	(2,765,213)
Investments in associates	$ 5,342,615	$ 4,185,565	$ 2,070,758